real estate joint ventures and investments in associates - Investment activity (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Related to real estate joint ventures' statements of income and other comprehensive income
Comprehensive income (loss) attributable to us	$ (144)	$ (591)	$ (355)	$ (1,182)
Real estate joint ventures
Related to real estate joint ventures' statements of income and other comprehensive income
Comprehensive income (loss) attributable to us	(1)	(1)	(2)	(1)
Items not affecting currently reported cash flows
Construction credit facilities financing costs charged by us	2		4	1
Cash flows in the current reporting period
Financing costs paid to us	(2)		(4)	(1)
Funds we advanced or contributed, excluding construction credit facilities	1	2	2	2
Funds repaid to us and earnings distributed		(1)		(1)
Real estate joint ventures carrying amounts
Balance, beginning of period	106	106	106	106
Balance, end of period	106	106	106	106
Real estate joint ventures | Equity
Related to real estate joint ventures' statements of income and other comprehensive income
Comprehensive income (loss) attributable to us	(1)	(1)	(2)	(1)
Cash flows in the current reporting period
Funds we advanced or contributed, excluding construction credit facilities	1	2	2	2
Funds repaid to us and earnings distributed		(1)		(1)
Real estate joint ventures carrying amounts
Balance, beginning of period	(8)	(8)	(8)	(8)
Balance, end of period	(8)	(8)	(8)	(8)
Real estate joint ventures | Loans and receivables
Items not affecting currently reported cash flows
Construction credit facilities financing costs charged by us	2		4	1
Cash flows in the current reporting period
Financing costs paid to us	(2)		(4)	(1)
Real estate joint ventures carrying amounts
Balance, beginning of period	114	114	114	114
Balance, end of period	114	114	114	114
TELUS Sky real estate joint venture
Real estate joint ventures carrying amounts
Related party revenue from TELUS Sky office tenancy	$ 2	$ 2	$ 4	$ 4